Related parties - Executive directors' unvested LTI holdings (Details) R / shares in Units, R in Thousands	12 Months Ended
	Jun. 30, 2026 ZAR (R) R / shares shares	Jun. 30, 2026 $ / shares	Jun. 30, 2025 R / shares	Jun. 30, 2025 $ / shares
Intrinsic value
Share Price | (per share)	R 161.66	$ 9.82	R 78.76	$ 4.42
Remaining percentage of awards vested, for which full amount is disclosed in total earned remuneration	50.00%
Executive directors | Awards with renewable energy CPT deferred
Number
Balance at the end of the year | shares	22,761
S Baloyi
Number
Balance at beginning of the year | shares	217,518
Awards granted | shares	185,812
Effect of corporate performance targets | shares	(1,116)
Dividend equivalents | shares	1,129
Awards settled | shares	(11,734)
Balance at the end of the year | shares	391,609
Intrinsic value
Balance at beginning of the year	R 17,132
Awards granted	23,275
Change in value	24,162
Effect of corporate performance targets	(155)
Dividend equivalents	157
Awards settled	(1,263)
Balance at the end of the year	R 63,308
WP Bruns
Number
Balance at beginning of the year | shares	167,758
Awards granted | shares	85,680
Effect of corporate performance targets | shares	(324)
Dividend equivalents | shares	1,821
Awards settled | shares	(11,323)
Balance at the end of the year | shares	243,612
Intrinsic value
Balance at beginning of the year	R 13,213
Awards granted	10,732
Change in value	16,579
Effect of corporate performance targets	(45)
Dividend equivalents	254
Awards settled	(1,351)
Balance at the end of the year	R 39,382
VD Kahla
Number
Balance at beginning of the year | shares	222,776
Awards granted | shares	82,511
Effect of corporate performance targets | shares	(3,001)
Dividend equivalents | shares	9,570
Awards settled | shares	(66,571)
Balance at the end of the year | shares	245,285
Intrinsic value
Balance at beginning of the year	R 17,546
Awards granted	10,335
Change in value	17,933
Effect of corporate performance targets	(418)
Dividend equivalents	1,333
Awards settled	(7,076)
Balance at the end of the year	R 39,653